Employee Compensation - Summary of Weighted-average Assumptions (Detail)		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Pension Plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year	[1],[2]	3.00%	4.00%	3.50%
Rate of compensation increase		2.10%	2.40%	2.40%
Pension Plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year		2.70%	3.00%	4.00%
Rate of compensation increase		2.10%	2.10%	2.40%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year	[1],[2]	3.00%	4.10%	3.60%
Rate of compensation increase		2.00%	2.00%	2.00%
Assumed overall health care cost trend rate	[3]	4.90%	4.90%	4.90%
Other employee future benefit plans [member] | Defined Benefit Obligation [Member]
Disclosure of defined benefit plans [line items]
Discount rate at beginning of year		2.70%	3.00%	4.10%
Rate of compensation increase		2.00%	2.00%	2.00%
Assumed overall health care cost trend rate	[3]	4.80%	4.90%	4.90%

[1]	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.20%, 4.20% and 3.76% for 2020, 2019 and 2018, respectively.
[2]	The pension benefit current service cost was calculated using a separate discount rate of 3.10%, 4.10% and 3.70% for 2020, 2019 and 2018, respectively.
[3]	Trending to 4.1% in 2040 and remaining at that level thereafter.